First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 2.0%
3,154	Arconic, Inc.	$97,049
689	Curtiss-Wright Corp.	97,073
		194,122
	Airlines – 1.0%
3,245	Hawaiian Holdings, Inc.	95,046
	Auto Components – 3.0%
2,207	BorgWarner, Inc.	95,740
5,305	Dana, Inc.	96,551
3,322	Gentex Corp.	96,271
		288,562
	Banks – 18.8%
3,150	Bank OZK	96,091
1,674	Banner Corp.	94,732
2,534	Cathay General Bancorp	96,419
3,829	CenterState Bank Corp.	95,648
996	Cullen/Frost Bankers, Inc.	97,389
1,989	East West Bancorp, Inc.	96,864
3,358	First Hawaiian, Inc.	96,878
5,853	First Horizon National Corp.	96,926
2,320	First Merchants Corp.	96,489
2,755	Great Western Bancorp, Inc.	95,709
4,913	Home BancShares, Inc.	96,590
6,427	Hope Bancorp, Inc.	95,505
1,514	Pinnacle Financial Partners, Inc.	96,896
1,360	Prosperity Bancshares, Inc.	97,770
2,534	Synovus Financial Corp.	99,333
5,455	Umpqua Holdings Corp.	96,553
3,200	United Community Banks, Inc.	98,816
1,372	Wintrust Financial Corp.	97,275
1,898	Zions Bancorp N.A.	98,544
		1,840,427
	Building Products – 2.0%
2,069	AO Smith Corp.	98,567
1,236	Simpson Manufacturing Co., Inc.	99,164
		197,731
	Capital Markets – 5.0%
2,084	Eaton Vance Corp.	97,302
1,285	Evercore, Inc., Class A	96,066
369	FactSet Research Systems, Inc.	99,003
651	Morningstar, Inc.	98,503
1,573	Stifel Financial Corp.	95,402
		486,276
	Chemicals – 4.1%
1,386	Albemarle Corp.	101,233
5,350	Chemours (The) Co.	96,782
982	Stepan Co.	100,596
2,616	Trinseo S.A.	97,341
		395,952
Shares	Description	Value

	Commercial Services & Supplies – 2.0%
2,291	Herman Miller, Inc.	$95,420
1,131	Tetra Tech, Inc.	97,447
		192,867
	Communications Equipment – 1.0%
4,022	Juniper Networks, Inc.	99,062
	Construction & Engineering – 2.0%
2,396	Argan, Inc.	96,176
1,093	Jacobs Engineering Group, Inc.	98,184
		194,360
	Diversified Consumer Services – 1.0%
4,182	H&R Block, Inc.	98,193
	Diversified Financial Services – 1.0%
4,596	Jefferies Financial Group, Inc.	98,217
	Electronic Equipment, Instruments & Components – 5.0%
4,810	AVX Corp.	98,461
1,741	Cognex Corp.	97,565
1,450	Dolby Laboratories, Inc., Class A	99,760
1,868	FLIR Systems, Inc.	97,267
4,611	Vishay Intertechnology, Inc.	98,168
		491,221
	Energy Equipment & Services – 1.0%
8,920	Liberty Oilfield Services, Inc., Class A	99,190
	Hotels, Restaurants & Leisure – 1.0%
1,747	Texas Roadhouse, Inc.	98,391
	Household Durables – 4.0%
3,129	La-Z-Boy, Inc.	98,501
2,593	MDC Holdings, Inc.	98,949
2,532	PulteGroup, Inc.	98,242
2,483	Toll Brothers, Inc.	98,103
		393,795
	Industrial Conglomerates – 1.0%
606	Carlisle Cos., Inc.	98,075
	Insurance – 4.9%
883	American Financial Group, Inc.	96,821
2,243	Employers Holdings, Inc.	93,645
2,151	Fidelity National Financial, Inc.	97,548
1,648	First American Financial Corp.	96,111

See Notes to Portfolio of Investments

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
593	Reinsurance Group of America, Inc.	$96,695
		480,820
	IT Services – 6.0%
1,900	CSG Systems International, Inc.	98,382
2,351	Genpact Ltd.	99,142
668	Jack Henry & Associates, Inc.	97,308
1,313	MAXIMUS, Inc.	97,674
4,434	NIC, Inc.	99,100
3,571	Western Union (The) Co.	95,631
		587,237
	Life Sciences Tools & Services – 1.0%
1,912	Bruker Corp.	97,455
	Machinery – 8.0%
1,138	Crane Co.	98,300
1,697	Donaldson Co., Inc.	97,781
1,890	Graco, Inc.	98,280
577	IDEX Corp.	99,244
1,013	Lincoln Electric Holdings, Inc.	97,988
3,227	Terex Corp.	96,100
1,247	Toro (The) Co.	99,349
986	Watts Water Technologies, Inc., Class A	98,363
		785,405
	Media – 1.0%
2,972	Sinclair Broadcast Group, Inc., Class A	99,086
	Metals & Mining – 3.0%
878	Kaiser Aluminum Corp.	97,361
2,796	Steel Dynamics, Inc.	95,176
4,696	Warrior Met Coal, Inc.	99,227
		291,764
	Oil, Gas & Consumable Fuels – 3.0%
1,354	Arch Coal, Inc., Class A	97,136
1,922	Cimarex Energy Co.	100,886
2,823	Delek US Holdings, Inc.	94,655
		292,677
	Paper & Forest Products – 1.0%
3,309	Louisiana-Pacific Corp.	98,178
	Personal Products – 1.0%
928	Medifast, Inc.	101,690
	Professional Services – 2.0%
1,012	ManpowerGroup, Inc.	98,265
1,582	Robert Half International, Inc.	99,903
		198,168
Shares	Description	Value

	Road & Rail – 3.1%
880	Landstar System, Inc.	$100,205
4,505	Schneider National, Inc., Class B	98,299
2,717	Werner Enterprises, Inc.	98,872
		297,376
	Semiconductors & Semiconductor Equipment – 3.0%
1,926	Entegris, Inc.	96,473
867	MKS Instruments, Inc.	95,379
1,425	Teradyne, Inc.	97,171
		289,023
	Software – 1.0%
2,352	Progress Software Corp.	97,726
	Specialty Retail – 4.0%
6,633	American Eagle Outfitters, Inc.	97,505
23,602	Chico’s FAS, Inc.	89,924
1,569	Children’s Place (The), Inc.	98,094
38,249	Office Depot, Inc.	104,802
		390,325
	Textiles, Apparel & Luxury Goods – 2.0%
973	Columbia Sportswear Co.	97,485
2,265	Steven Madden Ltd.	97,418
		194,903
	Trading Companies & Distributors – 1.0%
3,723	Systemax, Inc.	93,671
	Total Investments – 99.9%	9,756,991
	(Cost $9,292,679) (a)
	Net Other Assets and Liabilities – 0.1%	10,704
	Net Assets – 100.0%	$9,767,695

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $625,392 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $161,080. The net unrealized appreciation was $464,312.

See Notes to Portfolio of Investments

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,756,991	$ 9,756,991	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 0.8%
2,302	Airbus SE	$336,919
	Automobiles – 0.7%
6,015	Daimler AG	333,101
	Banks – 19.5%
33,981	Axis Bank Ltd.	359,004
60,749	Banco Bilbao Vizcaya Argentaria S.A.	339,552
77,061	Banco Santander S.A.	322,419
16,300	Bangkok Bank PCL	87,068
37,300	Bangkok Bank PCL	199,241
785,000	Bank of China Ltd., Class H	335,466
459,000	Bank of Communications Co., Ltd., Class H	326,330
172,813	Barclays PLC	411,210
6,494	BNP Paribas S.A.	384,831
87,094	BOC Hong Kong Holdings Ltd.	302,336
4,573	Citigroup, Inc.	365,337
9,217	Erste Group Bank AG	346,967
6,041	HDFC Bank, Ltd., ADR	382,818
41,037	HSBC Holdings PLC	321,743
27,993	ICICI Bank, Ltd., ADR	422,414
29,783	ING Groep N.V., ADR	358,885
2,688	JPMorgan Chase & Co.	374,707
4,879	KBC Group N.V.	367,004
15,455	Kotak Mahindra Bank Ltd.	364,700
84,812	Nordea Bank Abp	688,767
4,014	Royal Bank of Canada	317,615
8,832	Shinhan Financial Group Co., Ltd., ADR	336,234
11,240	Societe Generale S.A.	391,034
26,066	UniCredit S.p.A.	380,682
15,539	Westpac Banking Corp.	264,216
		8,750,580
	Capital Markets – 10.6%
5,666	ASX Ltd.	311,767
6,843	Bank of New York Mellon (The) Corp.	344,408
1,543	CME Group, Inc.	309,711
24,483	Credit Suisse Group AG	331,525
2,082	Deutsche Boerse AG	327,303
1,449	Goldman Sachs Group (The), Inc.	333,169
6,879	London Stock Exchange Group PLC	706,174
3,201	Nasdaq, Inc.	342,827
76,608	Natixis S.A.	340,116
3,248	Northern Trust Corp.	345,068
409	Partners Group Holding AG	375,022
6,417	TD Ameritrade Holding Corp.	318,925
27,651	UBS Group AG	349,280
		4,735,295
Shares	Description	Value

	Communications Equipment – 3.4%
6,347	Cisco Systems, Inc.	$304,402
60,474	Nokia Oyj, ADR	224,358
76,504	Telefonaktiebolaget LM Ericsson, Class B	666,179
107,270	ZTE Corp., Class H (a)	328,323
		1,523,262
	Diversified Telecommunication Services – 2.9%
16,027	AT&T, Inc.	626,335
1,239	Swisscom AG	656,243
		1,282,578
	Electric Utilities – 2.0%
12,194	Endesa S.A.	325,400
30,759	Iberdrola S.A.	316,732
5,503	Verbund AG	276,167
		918,299
	Electronic Equipment, Instruments & Components – 0.7%
1,616	Samsung SDI Co., Ltd.	329,782
	Food & Staples Retailing – 1.4%
17,004	Carrefour S.A.	285,147
2,710	Walmart, Inc.	322,056
		607,203
	Household Durables – 0.8%
5,260	Sony Corp., ADR	357,680
	Industrial Conglomerates – 2.4%
3,648	Honeywell International, Inc.	645,696
1,850	SK Holdings Co., Ltd.	419,127
		1,064,823
	Insurance – 4.4%
31,242	AIA Group Ltd.	327,964
1,367	Allianz SE	334,887
5,583	American International Group, Inc.	286,575
12,811	AXA S.A.	360,833
24,991	China Life Insurance Co., Ltd., ADR	345,626
1,628	Willis Towers Watson PLC	328,758
		1,984,643
	Interactive Media & Services – 1.6%
5,517	Baidu, Inc., ADR (a)	697,349

See Notes to Portfolio of Investments

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Internet & Direct Marketing Retail – 4.5%
3,451	Alibaba Group Holding Ltd., ADR (a)	$731,957
334	Amazon.com, Inc. (a)	617,178
19,516	JD.com, Inc., ADR (a)	687,549
		2,036,684
	IT Services – 18.2%
3,146	Accenture PLC, Class A	662,453
8,299	Atos SE	691,844
2,639	Capgemini SE	322,362
4,043	CGI, Inc. (a)	338,341
9,487	Cognizant Technology Solutions Corp., Class A	588,384
8,000	Fujitsu Ltd.	756,155
52,665	Infosys Ltd., ADR	543,503
4,283	International Business Machines Corp.	574,093
1,146	Mastercard, Inc., Class A	342,184
24,800	NTT Data Corp.	334,836
5,744	PayPal Holdings, Inc. (a)	621,329
20,494	Tata Consultancy Services Ltd.	620,664
1,780	Visa, Inc., Class A	334,462
85,877	Wipro Ltd., ADR	322,039
3,693	Wirecard AG	445,312
9,325	Worldline S.A. (a) (b) (c)	660,540
		8,158,501
	Metals & Mining – 1.4%
12,467	BHP Group Ltd.	340,500
20,186	Severstal PJSC	304,939
		645,439
	Professional Services – 2.4%
10,600	Recruit Holdings Co., Ltd.	399,884
243	SGS S.A.	665,626
		1,065,510
	Semiconductors & Semiconductor Equipment – 12.1%
20,362	Advanced Micro Devices, Inc. (a)	933,801
15,885	Infineon Technologies AG	361,888
11,604	Intel Corp.	694,499
12,195	Micron Technology, Inc. (a)	655,847
3,338	NVIDIA Corp.	785,432
13,958	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	810,960
4,724	Texas Instruments, Inc.	606,042
5,857	Xilinx, Inc.	572,639
		5,421,108
	Software – 6.5%
4,927	Aspen Technology, Inc. (a)	595,822
4,473	Microsoft Corp.	705,392
Shares	Description	Value

	Software (Continued)
11,415	Oracle Corp.	$604,767
2,048	salesforce.com, Inc. (a)	333,087
5,100	SAP SE	688,311
		2,927,379
	Technology Hardware, Storage & Peripherals – 2.3%
40,048	Hewlett Packard Enterprise Co.	635,161
8,004	Samsung Electronics Co., Ltd.	386,202
		1,021,363
	Wireless Telecommunication Services – 1.3%
44,100	Softbank Corp.	592,370
	Total Investments – 99.9%	44,789,868
	(Cost $41,954,753) (d)
	Net Other Assets and Liabilities – 0.1%	55,597
	Net Assets – 100.0%	$44,845,465

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,401,299 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,566,184. The net unrealized appreciation was $2,835,115.

ADR	American Depositary Receipt

See Notes to Portfolio of Investments

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 8,750,580	$ 8,464,271	$ 286,309	$ —
Other industry categories*	36,039,288	36,039,288	—	—
Total Investments	$ 44,789,868	$ 44,503,559	$ 286,309	$—

*	See Portfolio of Investments for industry breakout.

Currency Exposure Diversification	% of Total Investments
United States Dollar	49.9%
Euro	21.5
Swiss Franc	5.3
Japanese Yen	4.7
Hong Kong Dollar	3.6
British Pound Sterling	3.2
Indian Rupee	3.0
South Korean Won	2.5
Australian Dollar	2.0
Swedish Krona	1.5
Canadian Dollar	1.5
Russian Ruble	0.7
Thai Baht	0.6
Total	100.0%
See Notes to Portfolio of Investments

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Aerospace & Defense – 5.9%
23,602	AeroVironment, Inc. (a)	$1,457,187
8,725	Elbit Systems Ltd.	1,358,283
334,903	QinetiQ Group PLC	1,587,246
		4,402,716
	Auto Components – 4.4%
3,614	Aptiv PLC	343,221
2,594	Continental AG	335,371
7,600	Denso Corp.	347,353
50,976	Gentex Corp.	1,477,284
8,606	Valeo S.A.	303,212
30,211	Veoneer, Inc. (a)	471,896
		3,278,337
	Automobiles – 1.4%
149,478	NIO, Inc., ADR (a)	600,902
1,028	Tesla, Inc. (a)	430,043
		1,030,945
	Electrical Equipment – 3.0%
22,350	ABB Ltd.	539,698
4,594	Emerson Electric Co.	350,339
24,600	Mitsubishi Electric Corp.	339,267
2,497	Rockwell Automation, Inc.	506,067
5,064	Schneider Electric SE	519,746
		2,255,117
	Electronic Equipment, Instruments & Components – 15.5%
9,747	Cognex Corp.	546,222
3,242	Coherent, Inc. (a)	539,307
106,592	Delta Electronics, Inc.	538,702
10,039	FARO Technologies, Inc. (a)	505,464
27,031	FLIR Systems, Inc.	1,407,504
25,596	Hexagon AB, Class B	1,434,700
33,249	Hollysys Automation Technologies, Ltd.	545,616
1,400	Keyence Corp.	495,937
11,612	National Instruments Corp.	491,652
8,300	Omron Corp.	490,415
13,545	SFA Engineering Corp.	541,706
109,400	Topcon Corp.	1,432,757
35,721	Trimble, Inc. (a)	1,489,208
26,700	Yokogawa Electric Corp.	474,017
1,949	Zebra Technologies Corp., Class A (a)	497,852
		11,431,059
	Entertainment – 0.5%
21,100	DeNA Co., Ltd.	340,808
	Health Care Equipment & Supplies – 2.8%
87,500	CYBERDYNE, Inc. (a)	456,606
825	Intuitive Surgical, Inc. (a)	487,699
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
3,046	Medtronic PLC	$345,569
554,056	TransEnterix, Inc. (a)	814,462
		2,104,336
	Health Care Technology – 0.5%
4,242	Omnicell, Inc. (a)	346,656
	Household Durables – 2.3%
33,236	iRobot Corp. (a)	1,682,739
	Industrial Conglomerates – 0.5%
2,627	Siemens AG	343,409
	Interactive Media & Services – 1.5%
260	Alphabet, Inc., Class A (a)	348,241
2,863	Baidu, Inc., ADR (a)	361,883
2,330	NAVER Corp.	375,758
		1,085,882
	Internet & Direct Marketing Retail – 0.9%
1,696	Alibaba Group Holding Ltd., ADR (a)	359,722
188	Amazon.com, Inc. (a)	347,394
		707,116
	IT Services – 7.4%
3,895	Akamai Technologies, Inc. (a)	336,450
17,034	Atos SE	1,420,035
34,945	CoreLogic, Inc. (a)	1,527,446
7,126	Endava PLC, ADR (a)	332,072
2,524	International Business Machines Corp.	338,317
11,000	Obic Co., Ltd.	1,494,271
		5,448,591
	Life Sciences Tools & Services – 2.7%
4,514	Illumina, Inc. (a)	1,497,474
1,819	Tecan Group AG	511,230
		2,008,704
	Machinery – 8.6%
12,530	ANDRITZ AG	539,708
8,400	Daifuku Co., Ltd.	514,877
15,876	Duerr AG	541,010
2,600	FANUC Corp.	486,476
6,800	Hirata Corp.	442,465
4,465	John Bean Technologies Corp.	503,027
15,200	Kawasaki Heavy Industries, Ltd.	336,861
15,349	Konecranes OYJ	471,745
5,048	Proto Labs, Inc. (a)	512,624
19,500	Shima Seiki Manufacturing Ltd.	458,180
19,200	Toshiba Machine Co., Ltd.	523,050

See Notes to Portfolio of Investments

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
21,831	Valmet OYJ	$523,060
13,300	Yaskawa Electric Corp.	510,432
		6,363,515
	Pharmaceuticals – 0.5%
2,468	Johnson & Johnson	360,007
	Semiconductors & Semiconductor Equipment – 9.0%
26,448	Ambarella, Inc. (a)	1,601,691
10,925	Brooks Automation, Inc.	458,413
6,419	Eo Technics Co., Ltd.	573,378
5,845	Intel Corp.	349,823
2,984	KLA Corp.	531,659
2,256	NVIDIA Corp.	530,837
4,231	NXP Semiconductors N.V.	538,437
7,815	Teradyne, Inc.	532,905
15,604	Xilinx, Inc.	1,525,603
		6,642,746
	Software – 30.4%
5,684	ANSYS, Inc. (a)	1,463,118
33,606	Appian Corp. (a)	1,284,085
1,876	Autodesk, Inc. (a)	344,171
4,348	Avalara, Inc. (a)	318,491
24,556	AVEVA Group PLC	1,514,451
259,919	BlackBerry Ltd. (a)	1,668,680
99,048	Blue Prism Group PLC (a)	1,486,484
20,608	Cadence Design Systems, Inc. (a)	1,429,371
9,183	Dassault Systemes SE	1,509,549
922	Fair Isaac Corp. (a)	345,455
2,241	Microsoft Corp.	353,406
8,029	Netcompany Group A.S. (a) (b) (c)	382,055
9,556	Nice Ltd., ADR (a)	1,482,613
80,745	Nuance Communications, Inc. (a)	1,439,683
18,652	Pegasystems, Inc.	1,485,632
36,300	PKSHA Technology, Inc. (a)	1,326,317
23,243	PROS Holdings, Inc. (a)	1,392,721
4,430	PTC, Inc. (a)	331,763
5,115	ServiceNow, Inc. (a)	1,444,067
10,265	Synopsys, Inc. (a)	1,428,888
		22,431,000
	Technology Hardware, Storage & Peripherals – 1.7%
57,610	3D Systems Corp. (a)	504,087
7,968	Samsung Electronics Co., Ltd.	384,465
22,300	Seiko Epson Corp.	339,667
		1,228,219
Shares	Description	Value

	Wireless Telecommunication Services – 0.5%
8,700	SoftBank Group Corp.	$380,813
	Total Investments – 100.0%	73,872,715
	(Cost $69,469,219) (d)
	Net Other Assets and Liabilities – (0.0)%	(13,293)
	Net Assets – 100.0%	$73,859,422

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,618,015 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,214,519. The net unrealized appreciation was $4,403,496.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 73,872,715	$ 73,872,715	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Currency Exposure Diversification	% of Total Investments
United States Dollar	60.9%
Japanese Yen	15.2
Euro	8.8
British Pound Sterling	6.2
South Korean Won	2.5
Swedish Krona	2.0
Israeli Shekel	1.8
Swiss Franc	1.4
New Taiwan Dollar	0.7
Danish Krone	0.5
Total	100.0%
See Notes to Portfolio of Investments

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 2.7%
10,659	Arconic, Inc.	$327,977
7,106	Parsons Corp. (a)	293,336
		621,313
	Air Freight & Logistics – 2.1%
5,857	XPO Logistics, Inc. (a)	466,803
	Banks – 4.4%
2,582	JPMorgan Chase & Co.	359,931
10,769	Popular, Inc.	632,679
		992,610
	Building Products – 2.7%
9,218	Owens Corning	600,276
	Capital Markets – 4.7%
3,617	Ameriprise Financial, Inc.	602,520
4,997	LPL Financial Holdings, Inc.	460,973
		1,063,493
	Chemicals – 1.0%
1,834	Celanese Corp.	225,802
	Construction & Engineering – 4.7%
2,947	EMCOR Group, Inc.	254,326
3,190	Jacobs Engineering Group, Inc.	286,558
8,263	MasTec, Inc. (a)	530,154
		1,071,038
	Consumer Finance – 10.8%
19,201	Ally Financial, Inc.	586,783
6,593	Discover Financial Services	559,218
17,479	OneMain Holdings, Inc.	736,740
24,362	Santander Consumer USA Holdings, Inc.	569,340
		2,452,081
	Containers & Packaging – 2.8%
37,688	Graphic Packaging Holding Co.	627,505
	Diversified Financial Services – 3.2%
11,944	Voya Financial, Inc.	728,345
	Electric Utilities – 2.1%
21,046	Vistra Energy Corp.	483,847
	Electronic Equipment, Instruments & Components – 3.3%
5,769	SYNNEX Corp.	743,047
	Food & Staples Retailing – 1.4%
7,462	US Foods Holding Corp. (a)	312,583
Shares	Description	Value

	Health Care Providers & Services – 1.1%
1,743	Universal Health Services, Inc., Class B	$250,051
	Hotels, Restaurants & Leisure – 4.3%
4,227	Marriott Vacations Worldwide Corp.	544,269
8,219	Wyndham Destinations, Inc.	424,840
		969,109
	Household Durables – 2.4%
10,325	DR Horton, Inc.	544,644
	Independent Power & Renewable Electricity Producers – 2.5%
28,361	AES Corp.	564,384
	Insurance – 16.9%
10,337	Aflac, Inc.	546,827
4,453	Assurant, Inc.	583,699
7,496	Assured Guaranty Ltd.	367,454
7,354	Fidelity National Financial, Inc.	333,504
9,942	First American Financial Corp.	579,817
2,889	Globe Life, Inc.	304,067
2,597	Hanover Insurance Group (The), Inc.	354,932
25,277	Old Republic International Corp.	565,447
2,704	Selective Insurance Group, Inc.	176,274
		3,812,021
	IT Services – 4.8%
1,368	CACI International, Inc., Class A (a)	341,986
16,659	KBR, Inc.	508,100
2,384	Leidos Holdings, Inc.	233,370
		1,083,456
	Machinery – 4.7%
3,920	ITT, Inc.	289,727
8,142	Oshkosh Corp.	770,640
		1,060,367
	Media – 1.1%
5,404	Comcast Corp., Class A	243,018
	Oil, Gas & Consumable Fuels – 3.4%
11,240	HollyFrontier Corp.	569,980
3,422	Marathon Petroleum Corp.	206,176
		776,156
	Specialty Retail – 4.3%
6,138	Aaron’s, Inc.	350,541
6,988	Best Buy Co., Inc.	613,547
		964,088

See Notes to Portfolio of Investments

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals – 4.0%
4,943	Seagate Technology PLC	$294,108
9,510	Western Digital Corp.	603,600
		897,708
	Thrifts & Mortgage Finance – 3.5%
4,327	Essent Group Ltd.	224,961
40,527	MGIC Investment Corp.	574,267
		799,228
	Wireless Telecommunication Services – 1.0%
2,914	T-Mobile US, Inc. (a)	228,516
	Total Investments – 99.9%	22,581,489
	(Cost $20,603,466) (b)

	Net Other Assets and Liabilities – 0.1%	25,479
	Net Assets – 100.0%	$22,606,968

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,190,709 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $212,686. The net unrealized appreciation was $1,978,023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 22,581,489	$ 22,581,489	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 71.1%
	Commercial Services & Supplies – 5.6%
36,010	Republic Services, Inc.	$3,227,576
24,500	Waste Management, Inc.	2,792,020
		6,019,596
	Containers & Packaging – 1.8%
17,137	AptarGroup, Inc.	1,981,380
	Electric Utilities – 25.9%
15,787	ALLETE, Inc.	1,281,431
54,541	Alliant Energy Corp.	2,984,483
25,430	Entergy Corp.	3,046,514
47,842	Evergy, Inc.	3,114,036
36,464	Eversource Energy	3,101,992
24,134	IDACORP, Inc.	2,577,511
12,766	NextEra Energy, Inc.	3,091,415
66,686	OGE Energy Corp.	2,965,526
29,633	Pinnacle West Capital Corp.	2,664,896
45,332	Xcel Energy, Inc.	2,878,129
		27,705,933
	Entertainment – 1.2%
42,897	Liberty Media Corp-Liberty Braves, Class A (a)	1,271,896
	Food & Staples Retailing – 1.4%
12,472	Walmart, Inc.	1,482,172
	Food Products – 1.6%
11,906	Hershey (The) Co.	1,749,944
	Gas Utilities – 5.4%
22,388	Atmos Energy Corp.	2,504,322
11,662	ONE Gas, Inc.	1,091,213
26,167	Spire, Inc.	2,179,973
		5,775,508
	Hotels, Restaurants & Leisure – 4.2%
12,178	McDonald’s Corp.	2,406,494
20,901	Yum! Brands, Inc.	2,105,358
		4,511,852
	Insurance – 7.7%
14,108	Arthur J. Gallagher & Co.	1,343,505
29,936	Brown & Brown, Inc.	1,181,873
20,823	Hanover Insurance Group (The), Inc.	2,845,879
40,935	WR Berkley Corp.	2,828,609
		8,199,866
	Multi-Utilities – 14.4%
36,941	Ameren Corp.	2,837,069
44,896	CMS Energy Corp.	2,821,265
31,284	Consolidated Edison, Inc.	2,830,263
Shares	Description	Value

	Multi-Utilities (Continued)
22,957	DTE Energy Co.	$2,981,426
41,507	NiSource, Inc.	1,155,555
30,240	WEC Energy Group, Inc.	2,789,035
		15,414,613
	Water Utilities – 1.9%
16,509	American Water Works Co., Inc.	2,028,131
	Total Common Stocks	76,140,891
	(Cost $75,514,261)
REAL ESTATE INVESTMENT TRUSTS – 28.5%
	Equity Real Estate Investment Trusts – 25.2%
73,346	American Homes 4 Rent, Class A	1,922,399
21,550	Apartment Investment & Management Co., Class A	1,113,057
15,326	Camden Property Trust	1,626,089
51,821	CubeSmart	1,631,325
10,601	EastGroup Properties, Inc.	1,406,435
18,451	Equity LifeStyle Properties, Inc.	1,298,766
4,643	Essex Property Trust, Inc.	1,396,893
11,166	Extra Space Storage, Inc.	1,179,353
75,846	Invitation Homes, Inc.	2,273,105
42,068	JBG SMITH Properties	1,678,093
13,704	Life Storage, Inc.	1,483,869
11,869	Mid-America Apartment Communities, Inc.	1,565,046
8,673	Public Storage	1,847,002
29,717	STORE Capital Corp.	1,106,661
11,035	Sun Communities, Inc.	1,656,353
29,016	UDR, Inc.	1,355,047
31,132	WP Carey, Inc.	2,491,805
		27,031,298
	Mortgage Real Estate Investment Trusts – 3.3%
93,724	Blackstone Mortgage Trust, Inc., Class A	3,488,407
	Total Real Estate Investment Trusts	30,519,705
	(Cost $30,995,231)
	Total Investments – 99.6%	106,660,596
	(Cost $106,509,492) (b)

	Net Other Assets and Liabilities – 0.4%	374,634
	Net Assets – 100.0%	$107,035,230

(a)	Non-income producing security.

See Notes to Portfolio of Investments

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,972,360 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,821,256. The net unrealized appreciation was $151,104.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 76,140,891	$ 76,140,891	$ —	$ —
Real Estate Investment Trusts*	30,519,705	30,519,705	—	—
Total Investments	$ 106,660,596	$ 106,660,596	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

Additional Information
First Trust Exchange-Traded Fund VI
December 31, 2019 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index, Nasdaq CTA Artificial Intelligence and Robotics IndexSM, Dorsey Wright Momentum Plus Low Volatility Index and Dorsey Wright Momentum Plus Value Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCTS.
Indxx and Indxx Blockchain Index (“Indxx Indexes”) are trademarks of Indxx, LLC (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Indxx Indexes are determined, composed and calculated by Indxx without regard to First Trust or the Fund.